Institutional Investment Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS - 42.8%†
Technology - 13.5%
Microsoft Corp.	347	155,092
Apple, Inc.	664	139,852
NVIDIA Corp.	1,132	139,847
Broadcom, Inc.	20	32,111
Advanced Micro Devices, Inc.*	75	12,166
Adobe, Inc.*	21	11,666
Salesforce, Inc.	45	11,569
Intuit, Inc.	16	10,515
Oracle Corp.	74	10,449
QUALCOMM, Inc.	52	10,357
Texas Instruments, Inc.	50	9,727
Applied Materials, Inc.	40	9,440
Accenture plc — Class A	29	8,799
ServiceNow, Inc.*	10	7,867
International Business Machines Corp.	43	7,437
Analog Devices, Inc.	30	6,848
Micron Technology, Inc.	51	6,708
Lam Research Corp.	6	6,389
Intel Corp.	196	6,070
KLA Corp.	6	4,947
Synopsys, Inc.*	7	4,165
Crowdstrike Holdings, Inc. — Class A*	10	3,832
Fiserv, Inc.*	25	3,726
Cadence Design Systems, Inc.*	12	3,693
Autodesk, Inc.*	14	3,464
Paychex, Inc.	24	2,845
NXP Semiconductor N.V.	10	2,691
Roper Technologies, Inc.	4	2,255
HP, Inc.	63	2,206
Microchip Technology, Inc.	22	2,013
PTC, Inc.*	10	1,817
Fidelity National Information Services, Inc.	24	1,809
Gartner, Inc.*	4	1,796
Monolithic Power Systems, Inc.	2	1,643
Super Micro Computer, Inc.*	2	1,639
Zebra Technologies Corp. — Class A*	5	1,545
Fortinet, Inc.*	25	1,507
Fair Isaac Corp.*	1	1,489
MSCI, Inc. — Class A	3	1,445
Hewlett Packard Enterprise Co.	67	1,418
ANSYS, Inc.*	4	1,286
Electronic Arts, Inc.	9	1,254
Cognizant Technology Solutions Corp. — Class A	18	1,224
NetApp, Inc.	8	1,030
ON Semiconductor Corp.*	15	1,028
Western Digital Corp.*	13	985
Take-Two Interactive Software, Inc.*	6	933
Teradyne, Inc.	5	741
Seagate Technology Holdings plc	6	620
EPAM Systems, Inc.*	2	376
Total Technology		664,331
Consumer, Non-cyclical - 7.4%
Eli Lilly & Co.	37	33,499
UnitedHealth Group, Inc.	45	22,917
Procter & Gamble Co.	123	20,285
Johnson & Johnson	122	17,831
Merck & Company, Inc.	117	14,485
AbbVie, Inc.	81	13,893
PepsiCo, Inc.	77	12,700
Coca-Cola Co.	179	11,393
Thermo Fisher Scientific, Inc.	20	11,060
Abbott Laboratories	95	9,871
Danaher Corp.	36	8,995
S&P Global, Inc.	18	8,028
Amgen, Inc.	25	7,811
Philip Morris International, Inc.	77	7,802
Pfizer, Inc.	261	7,303
Intuitive Surgical, Inc.*	16	7,118
Boston Scientific Corp.*	87	6,700
Elevance Health, Inc.	11	5,960
Medtronic plc	67	5,274
Regeneron Pharmaceuticals, Inc.*	5	5,255
Vertex Pharmaceuticals, Inc.*	11	5,156
Stryker Corp.	15	5,104
Zoetis, Inc.	28	4,854
Cigna Group	14	4,628
Colgate-Palmolive Co.	46	4,464
Mondelez International, Inc. — Class A	68	4,450
Automatic Data Processing, Inc.	17	4,058
Becton Dickinson & Co.	17	3,973
HCA Healthcare, Inc.	11	3,534
McKesson Corp.	6	3,504
Gilead Sciences, Inc.	51	3,499
Bristol-Myers Squibb Co.	83	3,447
Altria Group, Inc.	72	3,280
CVS Health Corp.	52	3,071
General Mills, Inc.	47	2,973
Moody's Corp.	7	2,946
Cintas Corp.	4	2,801
PayPal Holdings, Inc.*	48	2,785
Agilent Technologies, Inc.	20	2,593
United Rentals, Inc.	4	2,587
Constellation Brands, Inc. — Class A	10	2,573
Kimberly-Clark Corp.	18	2,488
Keurig Dr Pepper, Inc.	73	2,438
IDEXX Laboratories, Inc.*	5	2,436
Edwards Lifesciences Corp.*	25	2,309
Dexcom, Inc.*	18	2,041
ResMed, Inc.	10	1,914
IQVIA Holdings, Inc.*	9	1,903
Corteva, Inc.	35	1,888
Kraft Heinz Co.	58	1,869
Humana, Inc.	5	1,868
Moderna, Inc.*	15	1,781
Zimmer Biomet Holdings, Inc.	15	1,628
Kenvue, Inc.	88	1,600
Quanta Services, Inc.	6	1,525
Monster Beverage Corp.*	29	1,449
Sysco Corp.	20	1,428
Centene Corp.*	21	1,392
Biogen, Inc.*	6	1,391
Cencora, Inc. — Class A	6	1,352
Verisk Analytics, Inc. — Class A	5	1,348
GE HealthCare Technologies, Inc.	17	1,325
Kroger Co.	25	1,248
Equifax, Inc.	5	1,212
Archer-Daniels-Midland Co.	19	1,149
Estee Lauder Companies, Inc. — Class A	10	1,064
Global Payments, Inc.	11	1,064
West Pharmaceutical Services, Inc.	3	988
Molina Healthcare, Inc.*	3	892
Cardinal Health, Inc.	9	885
Waters Corp.*	3	870
Align Technology, Inc.*	3	724
McCormick & Company, Inc.	9	638
Labcorp Holdings, Inc.	3	611
Solventum Corp.*	5	264
Total Consumer, Non-cyclical		363,442
Communications - 6.5%
Amazon.com, Inc.*	422	81,551
Meta Platforms, Inc. — Class A	100	50,422
Alphabet, Inc. — Class A	270	49,180
Alphabet, Inc. — Class C	224	41,086
Netflix, Inc.*	20	13,498
Verizon Communications, Inc.	233	9,609
Walt Disney Co.	95	9,432
Cisco Systems, Inc.	186	8,837
Booking Holdings, Inc.	2	7,923
Comcast Corp. — Class A	192	7,519
Uber Technologies, Inc.*	96	6,977
AT&T, Inc.	289	5,523
Palo Alto Networks, Inc.*	14	4,746
Motorola Solutions, Inc.	11	4,246
T-Mobile US, Inc.	24	4,228
Arista Networks, Inc.*	11	3,855
Airbnb, Inc. — Class A*	20	3,033
CDW Corp.	9	2,015
eBay, Inc.	29	1,558
Corning, Inc.	36	1,399
Charter Communications, Inc. — Class A*	4	1,196
Warner Bros Discovery, Inc.*	90	670
Expedia Group, Inc.*	5	630
Omnicom Group, Inc.	7	628
Total Communications		319,761
Financial - 5.8%
Berkshire Hathaway, Inc. — Class B*	89	36,205
JPMorgan Chase & Co.	142	28,721
Visa, Inc. — Class A	78	20,473
Mastercard, Inc. — Class A	38	16,764
Bank of America Corp.	326	12,965
Wells Fargo & Co.	162	9,621
American Express Co.	32	7,410
Goldman Sachs Group, Inc.	16	7,237
Morgan Stanley	74	7,192
Citigroup, Inc.	108	6,854
Charles Schwab Corp.	85	6,264
Chubb Ltd.	24	6,122
Progressive Corp.	27	5,608
Marsh & McLennan Companies, Inc.	25	5,268
BlackRock, Inc. — Class A	6	4,724
Prologis, Inc. REIT	37	4,155
Simon Property Group, Inc. REIT	27	4,099
American Tower Corp. — Class A REIT	21	4,082
U.S. Bancorp	100	3,970
Aflac, Inc.	42	3,751
Blackstone, Inc. — Class A	29	3,590
AvalonBay Communities, Inc. REIT	17	3,517
PNC Financial Services Group, Inc.	22	3,420
Travelers Companies, Inc.	16	3,254
KKR & Company, Inc. — Class A	30	3,157
Intercontinental Exchange, Inc.	23	3,148
Equinix, Inc. REIT	4	3,026
Truist Financial Corp.	76	2,953
Welltower, Inc. REIT	27	2,815
Capital One Financial Corp.	20	2,769
CME Group, Inc. — Class A	14	2,752
MetLife, Inc.	39	2,737
Prudential Financial, Inc.	23	2,695
Loews Corp.	35	2,616
Mid-America Apartment Communities, Inc. REIT	18	2,567
American International Group, Inc.	34	2,524
Extra Space Storage, Inc. REIT	16	2,487
VICI Properties, Inc. REIT	86	2,463
Alexandria Real Estate Equities, Inc. REIT	21	2,456
Aon plc — Class A	8	2,349
Arthur J Gallagher & Co.	9	2,334
Realty Income Corp. REIT	44	2,324
Public Storage REIT	8	2,301
CBRE Group, Inc. — Class A*	25	2,228
T. Rowe Price Group, Inc.	16	1,845
Digital Realty Trust, Inc. REIT	12	1,825
Ameriprise Financial, Inc.	4	1,709
Ventas, Inc. REIT	32	1,640
Arch Capital Group Ltd.*	16	1,614
Allstate Corp.	10	1,597
Bank of New York Mellon Corp.	26	1,557
Crown Castle, Inc. REIT	15	1,466
CoStar Group, Inc.*	15	1,112
Hartford Financial Services Group, Inc.	11	1,106
Discover Financial Services	8	1,046
Iron Mountain, Inc. REIT	10	896
Nasdaq, Inc.	13	783
Raymond James Financial, Inc.	6	742
Weyerhaeuser Co. REIT	25	710
Total Financial		287,615
Consumer, Cyclical - 3.4%
Tesla, Inc.*	127	25,131
Costco Wholesale Corp.	22	18,700
Home Depot, Inc.	51	17,556
Walmart, Inc.	221	14,964
McDonald's Corp.	40	10,194
Lowe's Companies, Inc.	27	5,952
TJX Companies, Inc.	46	5,065
Starbucks Corp.	53	4,126
NIKE, Inc. — Class B	50	3,768
Marriott International, Inc. — Class A	14	3,385
O'Reilly Automotive, Inc.*	3	3,168
Chipotle Mexican Grill, Inc. — Class A*	50	3,132
AutoZone, Inc.*	1	2,964
Target Corp.	19	2,813
General Motors Co.	60	2,788
WW Grainger, Inc.	3	2,707
Lennar Corp. — Class A	18	2,697
DR Horton, Inc.	16	2,255
Delta Air Lines, Inc.	46	2,182
Hilton Worldwide Holdings, Inc.	10	2,182
Ross Stores, Inc.	14	2,034
Ford Motor Co.	159	1,994
PACCAR, Inc.	19	1,956
Copart, Inc.*	36	1,950
Genuine Parts Co.	14	1,936
Deckers Outdoor Corp.*	2	1,936
Cummins, Inc.	6	1,661
Lululemon Athletica, Inc.*	5	1,494
Royal Caribbean Cruises Ltd.	9	1,435
Darden Restaurants, Inc.	9	1,362
Yum! Brands, Inc.	10	1,325
Fastenal Co.	21	1,319
MGM Resorts International*	29	1,288
Tractor Supply Co.	4	1,080
Dollar General Corp.	8	1,058
Aptiv plc*	14	986
Tapestry, Inc.	21	899
Dollar Tree, Inc.*	8	854
Best Buy Company, Inc.	10	843
Ulta Beauty, Inc.*	2	772
PulteGroup, Inc.	7	771
United Airlines Holdings, Inc.*	15	730
Las Vegas Sands Corp.	16	708
Carnival Corp.*	36	674
Total Consumer, Cyclical		166,794
Industrial - 2.9%
General Electric Co.	50	7,949
Union Pacific Corp.	32	7,240
Eaton Corporation plc	23	7,212
Caterpillar, Inc.	21	6,995
Honeywell International, Inc.	32	6,833
RTX Corp.	61	6,124
Illinois Tool Works, Inc.	25	5,924
United Parcel Service, Inc. — Class B	42	5,748
Boeing Co.*	29	5,278
Emerson Electric Co.	39	4,296
Lockheed Martin Corp.	9	4,204
Deere & Co.	11	4,110
3M Co.	39	3,985
TransDigm Group, Inc.	3	3,833
TE Connectivity Ltd.	23	3,460
Amphenol Corp. — Class A	50	3,368
Norfolk Southern Corp.	15	3,220
Carrier Global Corp.	50	3,154
Parker-Hannifin Corp.	6	3,035
Waste Management, Inc.	14	2,987
Trane Technologies plc	9	2,960
AMETEK, Inc.	17	2,834
CSX Corp.	81	2,709
FedEx Corp.	9	2,699
Ingersoll Rand, Inc.	29	2,634
Northrop Grumman Corp.	6	2,616
General Dynamics Corp.	9	2,611
Dover Corp.	14	2,526
Martin Marietta Materials, Inc.	4	2,167
GE Vernova, Inc.*	12	2,058
Westinghouse Air Brake Technologies Corp.	13	2,055
Johnson Controls International plc	30	1,994
L3Harris Technologies, Inc.	7	1,572
Otis Worldwide Corp.	16	1,540
Old Dominion Freight Line, Inc.	8	1,413
Keysight Technologies, Inc.*	10	1,368
Vulcan Materials Co.	5	1,244
Xylem, Inc.	9	1,221
Rockwell Automation, Inc.	4	1,101
Howmet Aerospace, Inc.	13	1,009
Fortive Corp.	12	889
Axon Enterprise, Inc.*	3	883
Garmin Ltd.	5	815
Veralto Corp.	8	764
Builders FirstSource, Inc.*	5	692
Ball Corp.	11	660
Total Industrial		143,989
Energy - 1.6%
Exxon Mobil Corp.	209	24,060
Chevron Corp.	81	12,670
ConocoPhillips	53	6,062
Williams Companies, Inc.	97	4,123
Hess Corp.	22	3,245
Kinder Morgan, Inc.	158	3,139
EOG Resources, Inc.	24	3,021
Schlumberger N.V.	62	2,925
Marathon Petroleum Corp.	14	2,429
Phillips 66	17	2,400
Diamondback Energy, Inc.	11	2,202
Valero Energy Corp.	14	2,195
ONEOK, Inc.	21	1,713
Occidental Petroleum Corp.	27	1,702
Baker Hughes Co.	45	1,583
Halliburton Co.	38	1,283
Targa Resources Corp.	9	1,159
Devon Energy Corp.	23	1,090
First Solar, Inc.*	4	902
Coterra Energy, Inc. — Class A	27	720
Equities Corp.	15	555
Enphase Energy, Inc.*	5	498
Total Energy		79,676
Utilities - 0.9%
NextEra Energy, Inc.	95	6,727
Southern Co.	71	5,507
Duke Energy Corp.	49	4,911
Sempra	58	4,412
American Electric Power Company, Inc.	45	3,948
CMS Energy Corp.	59	3,512
Edison International	46	3,303
Dominion Energy, Inc.	58	2,842
Constellation Energy Corp.	14	2,804
Exelon Corp.	49	1,696
American Water Works Company, Inc.	12	1,550
PG&E Corp.	87	1,519
Vistra Corp.	13	1,118
NRG Energy, Inc.	8	623
Total Utilities		44,472
Basic Materials - 0.8%
Linde plc	26	11,409
Ecolab, Inc.	18	4,284
Freeport-McMoRan, Inc.	77	3,742
Sherwin-Williams Co.	10	2,984
Air Products and Chemicals, Inc.	11	2,838
DuPont de Nemours, Inc.	31	2,495
Dow, Inc.	39	2,069
Newmont Corp.	41	1,717
International Paper Co.	33	1,424
Nucor Corp.	9	1,423
PPG Industries, Inc.	8	1,007
LyondellBasell Industries N.V. — Class A	10	957
International Flavors & Fragrances, Inc.	9	857
Steel Dynamics, Inc.	5	647
Albemarle Corp.	5	478
CF Industries Holdings, Inc.	6	445
Total Basic Materials		38,776
Total Common Stocks
(Cost $1,999,485)		2,108,856
EXCHANGE-TRADED FUNDS - 1.0%**,†
iShares 0-3 Month Treasury Bond ETF	501	50,456
Total Exchange-Traded Funds
(Cost $50,388)		50,456
CLOSED-END FUNDS - 30.2%†
Hamilton Lane Private Assets Fund*,††	31,770	502,283
Golub Capital Private Credit Fund††	10,019	251,987
Opportunistic Credit Interval Fund	21,719	250,855
Carlyle Alpinvest Private Markets Fund*	20,542	247,124
Variant Alternative Income Fund	8,750	237,662
Total Closed-End Funds
(Cost $1,507,500)		1,489,911
PRIVATE REAL ESTATE INVESTMENT TRUSTS - 5.1%††
Blue Owl Real Estate Net Lease Trust*	24,555	249,968
Total Private Real Estate Investment Trusts
(Cost $250,000)		249,968
MONEY MARKET FUND - 7.8%**,†
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.16%[1]	386,584	386,584
Total Money Market Fund
(Cost $386,584)		386,584
	Face Amount	Value
U.S. TREASURY BILLS - 10.2%††

U.S. Treasury Bills
5.13% due 09/12/24[2]	$175,000	173,141
5.02% due 07/09/24[2]	165,000	164,785
5.11% due 08/06/24[2]	165,000	164,118
Total U.S. Treasury Bills
(Cost $502,110)		502,044
Total Investments - 97.1%
(Cost $4,696,067)		$ 4,787,819
Other Assets & Liabilities, net - 2.9%		142,506
Total Net Assets - 100.0%		$ 4,930,325

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Rate indicated is the 7-day yield as of June 30, 2024.
2	Rate indicated is the effective yield at the time of purchase.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Notes to Schedule of Investments (Unaudited)

Note 1 — Organization and Significant Accounting Policies

Organization
Institutional Investment Strategy Fund (the “Fund”), a Delaware statutory trust, is a non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares of beneficial interest and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on January 3, 2023, and commenced investment operations on March 5, 2024.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies.

(a) Valuation of Investments
Pursuant to Rule 2a-5 under the Investment Company Act (the "Valuation Rule"), the Trust’s Board of Trustees (the “Board”) has designated the Buena Capital Advisors, LLC (the "Adviser"), as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures. The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Rule. At least annually, the Adviser directs (or assists) the Fund’s Principal Financial Officer to assess the material risks associated with the determination of the fair value of the Fund’s investments, including a review of any material conflicts of interest and an assessment by the Adviser’s management of such material risks. The Adviser reviews and approves a final risk assessment annually.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Money market funds, closed-end investment companies, and business development companies are valued at the most recently published net asset value per share of the underlying fund.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Securities representing an interest in another pooled investment vehicle (each, an “Underlying Private Fund”) will initially be assessed at the value provided by that Underlying Private Fund or its manager (each, an “Underlying Manager”). To arrive at the fair value of investments in Underlying Private Funds, the Adviser receives monthly or quarterly capital account statements from the Underlying Private Funds. Upon receipt of these statements, the Adviser makes a determination that the account statements are based on the fair value of underlying investments. In making such determination, the Adviser reviews and evaluates the valuation policies and procedures of the entity providing the statement. If necessary, the Adviser adjusts the account statements for underlying investments not held at fair value or to bring the fair value estimate in phase with the Adviser reporting date.

If market quotations are not readily available, securities are valued at fair value as set forth below. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. In determining the fair value of a security for which there are no readily available market quotations, the Valuation Designee may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security. The Valuation Designee may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.

Note 2 — Fair Value Measurement

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”) for measuring the fair value of portfolio investments. Fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. The valuation hierarchical levels are based upon the transparency of the inputs to the valuation of the investment as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels are defined as follows:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Valuations based on inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable at the measurement date. This category includes quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in non-active markets including actionable bids from third parties for privately held assets or liabilities, and observable inputs other than quoted prices such as yield curves and forward currency rates that are entered directly into valuation models to determine the value of derivatives or other assets or liabilities.

Level 3 — Valuations based on inputs that are unobservable and where there is little, if any, market activity at the measurement date. The inputs for the determination of fair value may require significant management judgment or estimation and are based upon management’s assessment of the assumptions that market participants would use in pricing the assets or liabilities. These investments include debt and equity investments in private companies or assets valued using the market or income approach and may involve pricing models whose inputs require significant judgment or estimation because of the absence of any meaningful current market data for identical or similar investments. The inputs in these valuations may include, but are not limited to, capitalization and discount rates, beta and EBITDA multiples. The information may also include pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimer would result in classification as Level 3 information, assuming no additional corroborating evidence.

Routine fair valuations are intended to reflect fair valuations that are determined from the application of a consistent methodology in specific situations with observable inputs. Non-routine fair valuations include all other fair value situations. In a non-routine fair value situation, the Valuation Designee will e-mail the Administrator and other applicable Trust Officers the value to be used along with all relevant information that was used in determining such fair valuation.

ASC 820-10-35-41C(a) provides a practical expedient for the fair value measurement of a large number of similar assets or liabilities for which quoted prices in active markets are available, but not readily accessible. In accordance with this guidance, fair value may be measured by using an alternative pricing method (e.g., matrix pricing) instead of obtaining quoted prices for each individual security, provided that the reporting entity demonstrates that the method replicates actual prices. If an alternative pricing method is used as a practical expedient, the resulting fair value measurement will be Level 2, not Level 1 as it would have been had the quoted prices been used.

The Adviser will review the appropriateness and accuracy of the aforementioned valuation methodologies at least annually and make any necessary adjustments and amendments to this policy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024:

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,108,856	$-	$-	$2,108,856
Exchange-Traded Funds	50,456	-	-	50,456
Closed-End Funds	735,641	754,270	-	1,489,911
Private Real Estate Investment Trusts	-	249,968	-	249,968
Money Market Fund	386,584	-	-	386,584
U.S. Treasury Bills	-	502,044	-	502,044
Total Assets	$3,281,537	$1,506,282	$-	$4,787,819

Note 3 — Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$4,696,068	$163,689	$(71,938)	$91,751

Note 4 — Subsequent Events

The Adviser has evaluated subsequent events through the date of issuance of the financial statement included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statement.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund generally classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System.